Risk management - Maximum exposure to credit risk (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 355,760,729	[1]	$ 282,304,975	₩ 348,885,617	[1]
Financial assets at FVTPL	[2]	13,412,441			8,280,427
Financial assets at FVTOCI		32,145,758			38,126,977
Securities at amortized cost		28,268,516		22,431,770	17,086,274
Derivative assets (Designated for hedging)		37,786		$ 29,984	106,764
Off balance sheet item
Off-balance accounts		130,093,656			127,402,271
Total		559,718,886			539,888,330
Financial guarantee		3,095,091			3,960,383
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	2,877,685			2,207,893
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	21,571,097			24,412,685
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	143,507,852			131,027,256
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	187,804,095			191,237,783
Deposits
Categories of financial assets
Financial assets at FVTPL	[2]	34,995			65,072
Debt securities
Categories of financial assets
Financial assets at FVTPL	[2]	4,270,532			2,743,239
Loans
Categories of financial assets
Financial assets at FVTPL	[2]	899,228			667,467
Derivative assets
Categories of financial assets
Financial assets at FVTPL	[2]	8,206,181			4,803,131
Others
Categories of financial assets
Financial assets at FVTPL	[2]	1,505			1,518
Debt securities at FVTOCI
Categories of financial assets
Financial assets at FVTOCI		32,145,758			38,126,977
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost		28,268,516			17,086,274
Derivative assets (Designated for hedging)
Categories of financial assets
Derivative assets (Designated for hedging)		37,786			106,764
Payment guarantees
Off balance sheet item
Off-balance accounts	[3]	11,921,586			12,987,809
Loan commitments
Off balance sheet item
Off-balance accounts		₩ 118,172,070			₩ 114,414,462

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	As of December 31, 2021 and 2022, the financial guarantee amount of 3,960,383 million won and 3,095,091 million won are included, respectively.